Inventories, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Inventory impairment losses recognized within cost of sales	$ 114	$ 23	$ 52